Note 6 - Long-term Bank Loans (Tables)	3 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2019	March 31, 2020
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	37,650,000	36,375,000
Diamantis Shipowners Ltd.	3,507,220	3,346,760
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	12,050,000	11,600,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	32,000,000	30,600,000
	85,207,220	81,921,760
Less: Current portion	(12,541,840)	(13,416,840)
Long-term portion	72,665,380	68,504,920
Deferred charges, current portion	246,520	246,520
Deferred charges, long-term portion	477,595	416,439
Long-term bank loans, current portion net of deferred charges	12,295,320	13,170,320
Long-term bank loans, long-term portion net of deferred charges	72,187,785	68,088,481

Loan from related party, current
Euroseas Ltd.	5,000,000	5,000,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To March 31:
2021	13,416,840
2022	27,566,840
2023	14,763,080
2024	26,175,000
Total	81,921,760